Income Taxes (Details) - Schedule of effective tax rate and the statutory income tax rate (Parentheticals)	12 Months Ended
Dec. 31, 2022
Schedule Of Effective Tax Rate And The Statutory Income Tax Rate Abstract
Income tax expense computed at an applicable tax rate	25.00%